UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [];    Amendment Number:_______________
   This Amendment (Check only one.):        [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Nikos Hecht
Address:    314 S. Galena Street, Suite 300
            Aspen, CO 81611

Form 13F File Number: 28-___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nikos Hecht
Title:      N/A
Phone:      212-698-8006

Signature, Place, and Date of Signing:

/s/ Nikos Hecht            New York, New York           February  13, 2008
-------------------      ----------------------      ------------------------
   [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            38

Form 13F Information Table Value Total:      $193,301
                                           ----------
                                           (thousands)

List of Other Included Managers:
None.

                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6      COLUMN 7          COLUMN 8
          --------          --------   --------  --------  --------------------   --------      --------  -----------------------

                            TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT      OTHER
       NAME OF ISSUER        CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION     MANAGERS     SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ACA CAPITAL HOLDINGS, INC.   COMMON   000833103      2752  3,238,100   SH            SOLE                 3,238,100
                             STOCK

---------------------------------------------------------------------------------------------------------------------------------

ADVANCED MICRO DEVICES       COMMON   007903107       703     93,750   SH            SOLE                    93,750
                             STOCK

---------------------------------------------------------------------------------------------------------------------------------

AMKOR TECHNOLOGIES INC       COMMON   031652100       478     56,000   SH            SOLE                    56,000
                             STOCK

---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK DEBT               COMMON   09255R103      2018    355,356   SH            SOLE                   355,356
STRATEGIES FUND INC.         STOCK

---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK SENIOR HIGH INC    COMMON   09255T109       459     85,000   SH            SOLE                    85,000
                             STOCK

---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK DIVERSIFIED INC    COMMON   09255W102      1464     96,850   SH            SOLE                    96,850
STRATEGIES FUND              STOCK

---------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC              COMMON   093679108       450    115,300   SH            SOLE                   115,300
                             STOCK

---------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
-------------------------  --------  ---------  --------  ------------------  ----------  --------  ---------------------

                           TITLE OF              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       NAME OF ISSUER       CLASS      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------  ---------------------
CARAUSTAR INDUSTRIES, INC   COMMON   140909102      398   128,700  SH           SOLE                128,700
                            STOCK

-------------------------------------------------------------------------------------------------------------------------

CINCINNATI BELL INC         COMMON   171871106      319    67,100  SH           SOLE                 67,100
                            STOCK

-------------------------------------------------------------------------------------------------------------------------
CENTENNIAL
COMMUNICATIONS
CORP                        COMMON   15133V208     3970   427,300  SH           SOLE                427,300
                            STOCK

-------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC.              COMMON   172967101     5635   191,400  SH           SOLE                191,400
                            STOCK

-------------------------------------------------------------------------------------------------------------------------

CONSTAR INTERNATIONAL INC   COMMON   21036U107     2431   595,906  SH           SOLE                595,906
                            STOCK

-------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-----------------------  ------------  ---------  --------  ---------------------  ----------  --------  ------------------------

                           TITLE OF                 VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
    NAME OF ISSUER          CLASS        CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE              COMMON STOCK  222372104      4828       5,400   SH  CALL     SOLE                    5,400
FINANCIAL CORP
---------------------------------------------------------------------------------------------------------------------------------

DR HORTON INC            COMMON STOCK  23331A109       223      16,950   SH           SOLE                   16,950

---------------------------------------------------------------------------------------------------------------------------------

DEAN FOODS COMPANY       COMMON STOCK  242370104       414      16,000   SH           SOLE                   16,000

---------------------------------------------------------------------------------------------------------------------------------

DEL MONTE FOODS COMPANY  COMMON STOCK  24522P103       280      29,550   SH           SOLE                   29,550

---------------------------------------------------------------------------------------------------------------------------------

E*TRADE FINANCIAL        COMMON STOCK  269246104      3095     871,700   SH           SOLE                  871,700
CORPORATION

---------------------------------------------------------------------------------------------------------------------------------

FIBER TOWER              COMMON STOCK  31567R100     32057  14,060,139   SH           SOLE               14,060,139

---------------------------------------------------------------------------------------------------------------------------------

GRAPHIC PACKAGING CORP   COMMON STOCK  388688103       574     155,500   SH           SOLE                  155,500

---------------------------------------------------------------------------------------------------------------------------------

HAYES LEMMERZ INTL INC   COMMON STOCK  420781304     35661   7,803,318   SH           SOLE                7,803,318

---------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

    COLUMN 1        COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
----------------  ------------   ---------  --------  -------------------  ----------  --------  ---------------------

                   TITLE OF                   VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 NAME OF ISSUER      CLASS         CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH       COMMON STOCK   421924309       477    22,700  SH            SOLE                22,700
CORPORATION

----------------------------------------------------------------------------------------------------------------------

KB HOME           COMMON STOCK   48666K109       330    15,300  SH            SOLE                15,300

----------------------------------------------------------------------------------------------------------------------

LANDRY'S          COMMON STOCK   51508L103       502    25,500  SH            SOLE                25,500
RESTAURANTS INC

----------------------------------------------------------------------------------------------------------------------

LEVEL 3           COMMON STOCK   52729N100       217    71,500  SH            SOLE                71,500
COMMUNICATIONS
INC

----------------------------------------------------------------------------------------------------------------------

LUMINENT          COMMON STOCK   550278303       316   405,040  SH            SOLE               405,040
MORTGAGE CAPITAL
INC

----------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------  --------  ---------  --------  ----------------------  ----------  --------  -----------------------

                      TITLE OF              VALUE      SHRS OR   SH/   PUT/  INVESTMENT   OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------
NEOPHARM INC           COMMON   640919106      1261  2,136,465    SH            SOLE               2,136,465
                        STOCK

--------------------------------------------------------------------------------------------------------------------------
NUVELO INC             COMMON   67072M301      6460  3,529,800    SH            SOLE               3,529,800
                        STOCK

--------------------------------------------------------------------------------------------------------------------------
PANACOS                COMMON   69811Q106       790  1,000,000    SH            SOLE               1,000,000
PHARMACEUTICALS,        STOCK
INC.

--------------------------------------------------------------------------------------------------------------------------
POWERSHARES            COMMON   73935A104     20872      4,075    SH    PUT     SOLE                   4,075
                        STOCK

--------------------------------------------------------------------------------------------------------------------------
QWEST                  COMMON   749121109       178     25,400    SH            SOLE                  25,400
COMMUNICATIONS INC      STOCK

--------------------------------------------------------------------------------------------------------------------------
RADIO ONE INC          COMMON   75040P405       237    100,000    SH            SOLE                 100,000
                        STOCK

--------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7            COLUMN 8
------------------   --------    --------   --------   ----------------------   ----------   --------   --------------------------

                     TITLE OF                 VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER      CLASS       CUSIP     (x$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
SALLY BEAUTY          COMMON    79546E104        136      15,000    SH             SOLE                    15,000
COMPANY, INC          STOCK

----------------------------------------------------------------------------------------------------------------------------------

SIX FLAGS INC         COMMON    83001P109        749     369,100    SH             SOLE                   369,100
                      STOCK

----------------------------------------------------------------------------------------------------------------------------------

SPECTRUM BRANDS       COMMON    84762L105       1313     246,350    SH             SOLE                   246,350
INC                   STOCK

----------------------------------------------------------------------------------------------------------------------------------

TELIK INC             COMMON    87959M109       8190   2,360,200    SH             SOLE                 2,360,200
                      STOCK

----------------------------------------------------------------------------------------------------------------------------------

WR GRACE & CO.        COMMON    38388F108      19919      52,148    SH    PUT      SOLE                    52,148
                      STOCK

----------------------------------------------------------------------------------------------------------------------------------

XM SATELLITE RADIO    COMMON    983759101        239      19,500    SH             SOLE                    19,500
HOLDINGS INC          STOCK

----------------------------------------------------------------------------------------------------------------------------------

YOUNG                 COMMON    987434107        677     644,400    SH             SOLE                   644,400
BROADCASTING INC      STOCK

----------------------------------------------------------------------------------------------------------------------------------